Loss per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Loss per Common Share	Loss per Common Share
Basic loss per share and Diluted loss per share are calculated by dividing the Net loss attributable to common stockholders by the basic and diluted weighted-average common stock outstanding in the period, respectively, using the allocation method prescribed by the two-class method. The Company applies this method to compute earnings/loss per common share because it distributes non-forfeitable dividend equivalents on restricted stock units and Operating Partnership units granted to certain associates and non-employee directors who have the right to participate in the distribution of common dividends while the restricted stock units and Operating Partnership units are unvested.
A reconciliation of the basic and diluted weighted-average common stock outstanding for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Weighted average common stock outstanding – basic	285,742	284,782	275,773
Dilutive effect of stock-based awards	—	—	—
Weighted average common stock outstanding – diluted	285,742	284,782	275,773
For the years ended December 31, 2025, 2024 and 2023, potential common stock under the treasury stock method and the if-converted method were antidilutive because the Company reported a Net loss for such periods. Consequently, the Company did not have any adjustments between Basic and Diluted loss per share related to stock-based awards for those periods.
The table below presents the number of antidilutive potential common shares that are not considered in the calculation of Diluted loss per share:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Employee stock options	25	54	83
Restricted stock units	831	488	406
Operating Partnership units	330	238	254
Total	1,186	780	743